Shareholders' equity - Treasury stock (Details) - EUR (€)				1 Months Ended							12 Months Ended
	Jun. 08, 2018	Jun. 08, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2016	Aug. 31, 2013	Jul. 31, 2013	Jun. 30, 2013	May 31, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Treasury stock
Purchase Of Treasury Shares Maximum											10.00%
Total value of shares purchased											€ (37,221,000)	€ (57,938,000)	€ 0
Treasury shares				€ (50,993,000)	€ (108,931,000)						(50,993,000)	(108,931,000)
Treasury Stock
Treasury stock
Average price paid per share		€ 86.14	€ 86.69	€ 87.23	€ 87.7914440076485		€ 48.4	€ 49.42	€ 53.05	€ 52.96
Total number of shares purchased and retired as part of publicly announced plans or programs		257,726	173,274	1,091,000	660,000		995,374	2,972,770	2,502,552	1,078,255
Total value of shares purchased		€ 22,201,000	€ 15,020,000	€ 95,159,000	€ 57,938,000		€ 48,174,000	€ 146,916,000	€ 132,769,000	€ 57,107,000	€ (37,221,000)	(57,938,000)
Number of shares retired											1,091,000		6,549,000
Cancellation of treasury shares											€ 95,159,000		€ 333,973,000
Total Repurchased Treasury Stock [Member]
Treasury stock
Average price paid per share	€ 86.37				€ 65.63		€ 51				€ 51
Total number of shares purchased and retired as part of publicly announced plans or programs	431,000				1,659,951		7,548,951				999,951
Total value of shares purchased	€ 37,221,000				€ 108,931,000		€ 384,966,000				€ 50,993,000
Repurchase of shares fees, net of taxes											€ 8,000	€ 12,000		€ 81,000
Retired Treasury Stock [Member]
Treasury stock
Average price paid per share						€ 51
Total number of shares purchased and retired as part of publicly announced plans or programs						6,549,000
Total value of shares purchased						€ 333,973,000